STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 90.4%
Capital Goods - 12.9%
AerCap Holdings	10,322	[a]	528,590
Armstrong World Industries	4,401		472,051
Array Technologies	19,425	[a,b]	303,030
Ascendant Digital Acquisition, Cl. A	24,533	[a]	244,103
Construction Partners, Cl. A	27,663	[a]	868,618
Curtiss-Wright	2,576		305,926
Energy Recovery	25,517	[a,b]	581,277
Holicity, Cl. A	22,551	[a,b]	278,505
Kornit Digital	6,791	[a]	844,325
Mercury Systems	8,897	[a]	589,693
Peridot Acquisition, Cl. A	22,980	[a,b]	279,896
Proto Labs	1,322	[a]	121,360
Ribbit LEAP	1,199	[a]	13,321
SiteOne Landscape Supply	2,333	[a,b]	394,884
The AZEK Company	6,499	[a]	275,948
TPG Pace Tech Opportunities, Cl. A	37,324	[a]	370,627
			6,472,154
Commercial & Professional Services - 1.4%
CACI International, Cl. A	2,757	[a]	703,366
Consumer Durables & Apparel - 2.5%
Callaway Golf	15,254	[a]	514,517
YETI Holdings	7,913	[a]	726,572
			1,241,089
Consumer Services - 2.7%
OneSpaWorld Holdings	21,980	[a,b]	212,986
Planet Fitness, Cl. A	15,054	[a]	1,132,814
			1,345,800
Energy - 1.1%
Cactus, Cl. A	14,811		543,860
Food & Staples Retailing - 1.2%
Grocery Outlet Holding	17,945	[a,b]	621,974
Food, Beverage & Tobacco - 3.4%
AppHarvest	23,027	[a,b]	368,432
Calavo Growers	4,599		291,669
Freshpet	6,369	[a]	1,037,892
			1,697,993
Health Care Equipment & Services - 9.4%
1Life Healthcare	32,960	[a]	1,089,658
Accolade	259	[a,b]	14,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 90.4% (continued)
Health Care Equipment & Services - 9.4% (continued)
AtriCure	5,710	[a,b]	452,974
Evolent Health, Cl. A	19,169	[a,b]	404,849
Health Catalyst	8,957	[a,b]	497,203
iRhythm Technologies	4,512	[a]	299,371
Nevro	2,091	[a]	346,667
Oak Street Health	63	[a,b]	3,690
Outset Medical	17	[a,b]	850
Privia Health Group	3,615	[a,b]	160,398
SOC Telemed	68,396	[a,b]	389,173
Tabula Rasa HealthCare	13,360	[a,b]	668,000
Teladoc Health	2,556	[a]	425,037
			4,751,936
Household & Personal Products - 1.5%
Inter Parfums	10,204		734,688
Insurance - 1.7%
BRP Group, Cl. A	13,094	[a]	348,955
Palomar Holdings	6,535	[a]	493,131
			842,086
Materials - 1.4%
Alamos Gold, Cl. A	21,277		162,769
Constellium	29,536	[a]	559,707
			722,476
Media & Entertainment - .6%
Eventbrite, Cl. A	16,927	[a,b]	321,613
Pharmaceuticals Biotechnology & Life Sciences - 22.4%
10X Genomics, CI. A	2,606	[a,b]	510,307
Acceleron Pharma	1,912	[a]	239,937
Adaptive Biotechnologies	4,470	[a]	182,644
Arena Pharmaceuticals	7,663	[a]	522,617
Ascendis Pharma, ADR	1,240	[a]	163,122
Beam Therapeutics	3,525	[a,b]	453,703
Biohaven Pharmaceutical Holding	6,857	[a]	665,678
Blueprint Medicines	2,757	[a]	242,506
CareDx	4,531	[a]	414,677
Cerevel Therapeutics Holdings	21,366	[a,b]	547,397
Crinetics Pharmaceuticals	15,746	[a]	296,812
Dyne Therapeutics	18,648	[a,b]	392,354
FibroGen	9,570	[a,b]	254,849
Generation Bio	12,719	[a,b]	342,141
Iovance Biotherapeutics	11,391	[a,b]	296,394
MeiraGTx Holdings	6,589	[a,b]	102,130
NanoString Technologies	8,658	[a]	560,952
Natera	6,814	[a]	773,593
NeoGenomics	6,497	[a,b]	293,469

Description	Shares		Value ($)
Common Stocks - 90.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 22.4% (continued)
Pacific Biosciences of California	8,833	[a]	308,890
Passage Bio	14,971	[a]	198,216
PTC Therapeutics	9,174	[a]	387,785
Quanterix	12,170	[a]	713,892
Sarepta Therapeutics	7,383	[a]	573,954
Twist Bioscience	4,537	[a]	604,555
Ultragenyx Pharmaceutical	3,182	[a]	303,404
uniQure	6,186	[a]	190,529
Xenon Pharmaceuticals	26,355	[a]	490,730
Zogenix	14,177	[a,b]	244,979
			11,272,216
Real Estate - 1.9%
Physicians Realty Trust	12,631	[c]	233,295
Redfin	11,358	[a,b]	720,211
			953,506
Retailing - 2.1%
National Vision Holdings	13,869	[a,b]	709,122
Ollie's Bargain Outlet Holdings	4,141	[a,b]	348,382
			1,057,504
Semiconductors & Semiconductor Equipment - 3.0%
Power Integrations	6,656		546,191
Semtech	10,201	[a]	701,829
SkyWater Technology	9,151	[a]	262,176
			1,510,196
Software & Services - 15.8%
Everbridge	4,874	[a,b]	663,254
Flywire	1,396	[a]	51,289
HubSpot	2,260	[a]	1,316,947
Medallia	17,547	[a]	592,211
nCino	3,972	[a,b]	238,002
Proofpoint	4,315	[a]	749,774
Rapid7	13,459	[a,b]	1,273,625
Shift4 Payments, Cl. A	7,545	[a,b]	707,117
Twilio, Cl. A	3,850	[a]	1,517,516
Zendesk	5,789	[a,b]	835,584
			7,945,319
Technology Hardware & Equipment - 3.5%
Calix	13,369	[a]	635,028
Lumentum Holdings	5,836	[a,b]	478,727
NETGEAR	5,566	[a,b]	213,289
nLight	12,585	[a]	456,584
			1,783,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 90.4% (continued)
Telecommunication Services - 1.9%
Bandwidth, Cl. A		6,878	[a,b]	948,614
Total Common Stocks (cost $35,857,386)				45,470,018
	1-Day Yield (%)
Investment Companies - 9.4%
Registered Investment Companies - 9.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,761,893)	0.05	4,761,893	[d]	4,761,893

Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,948,168)	0.01	1,948,168	[d]	1,948,168
Total Investments (cost $42,567,447)		103.7%		52,180,079
Liabilities, Less Cash and Receivables		(3.7%)		(1,881,415)
Net Assets		100.0%		50,298,664

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $12,566,766 and the value of the collateral was $12,669,796, consisting of cash collateral of $1,948,168 and U.S. Government & Agency securities valued at $10,721,628.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	45,470,018	-	-	45,470,018
Investment Companies	6,710,061	-	-	6,710,061

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2021, accumulated net unrealized appreciation on investments was $9,612,632, consisting of $10,793,124 gross unrealized appreciation and $1,180,492 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.